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                              SEPARATE ACCOUNT IMO

                        ALLMERICA SELECT SEPARATE ACCOUNT

             ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                FIRST ALLMERICA FINANCIAL LIFE INSURANCE COMPANY

     SUPPLEMENT TO PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED
                                 APRIL 30, 2004

                                      * * *

Effective September 30, 2004, INVESCO VIF - Dynamics Fund (Series I) changed its name to AIM V.I. Dynamics Fund. As of September 30, 2004, throughout the Prospectuses and Statements of Additional Information any references to INVESCO VIF - Dynamics Fund (Series I) are deleted, and replaced by inserting references to AIM V.I. Dynamics Fund.

Effective September 30, 2004, INVESCO VIF - Health Sciences Fund (Series I) changed its name to AIM V.I. Health Sciences Fund. As of September 30, 2004, throughout the Prospectuses and Statements of Additional Information any references to INVESCO VIF - Health Sciences Fund (Series I) are deleted, and replaced by inserting references to AIM V.I. Health Sciences Fund.

For more information, see the Prospectus Supplements for AIM Variable Insurance Funds dated September 30, 2004.

                                      * * *


SUPPLEMENT DATED OCTOBER 29, 2004

AFLIAC/FAFLIC SELECT RESOURCE
AFLIAC/FAFLIC SELECT REWARD
AFLIAC ALLMERICA VUL 2001